Related Party Transactions	6 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 9 — RELATED PARTY TRANSACTIONS

The table below sets forth the related parties and their relationships with the Company as of December 31, 2025:

Name of related parties	Relationship with the Company
Jian Chen	Founder and shareholder

	December 31, 2025	June 30, 2025
	(Unaudited)	(Audited)
Amounts due to related parties, non-current*
Jian Chen	$499,722	$490,662

*	The balances mainly represent expenses paid on behalf of the Company for daily operations, and the movement of the balance was due to foreign exchange rate fluctuation.